Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ (57,357)	$ 33,965	$ 2	$ (5)	$ (1,262)	$ (90,057)
Beginning Balance, Shares at Dec. 31, 2008		17,645	1,676	(1)
Consolidated Statements of Stockholders' Equity (Deficit)
Exercise of stock options	20				20
Exercise of stock options, shares			36
Share repurchases	(371)			(371)
Share repurchases, shares				(186)
Stock-based compensation	2,510				2,510
Beneficial conversion feature	10,800				10,800
Accretion of redemption premium	1,037				1,037
Net income (loss)	(634)					(634)
Ending Balance at Dec. 31, 2009	(43,995)	33,965	2	(376)	13,105	(90,691)
Ending Balance, Shares at Dec. 31, 2009		17,645	1,712	(187)
Consolidated Statements of Stockholders' Equity (Deficit)
Exercise of stock options	5				5
Exercise of stock options, shares			6
Stock-based compensation	2,404				2,404
Modification of warrants	14,193				14,193
Accretion of redemption premium	(6,740)				(6,740)
Net income (loss)	(17,250)					(17,250)
Ending Balance at Dec. 31, 2010	(51,383)	33,965	2	(376)	22,967	(107,941)
Ending Balance, Shares at Dec. 31, 2010		17,645	1,718	(187)
Consolidated Statements of Stockholders' Equity (Deficit)
Exercise of stock options	27				27
Exercise of stock options, shares	20		20
Share repurchases	(57)			(57)
Share repurchases, shares				(5)
Stock-based compensation	2,244				2,244
Accretion of redemption premium	(6,209)				(6,209)
Net income (loss)	33,321					33,321
Ending Balance at Dec. 31, 2011	(22,057)	33,965	2	(433)	19,029	(74,620)
Ending Balance, Shares at Dec. 31, 2011		17,645	1,738	(192)
Consolidated Statements of Stockholders' Equity (Deficit)
Exercise of stock options	8				8
Exercise of stock options, shares	8		8
Share repurchases	(30)			(30)
Share repurchases, shares				(3)
Stock-based compensation	1,674				1,674
Issuance of common stock in May 2012 initial public offering at $900 per share, net of issuance costs of $10,239	57,036		7		57,029
Issuance of common stock in May 2012 initial public offering at $900 per share, net of issuance costs of $10,239, shares			7,475
Conversion of preferred stock to common stock	84,469	(33,965)	18		118,416
Conversion of preferred stock to common stock, shares		(17,645)	17,688
Conversion of preferred stock warrants to common stock warrants	738				738
Accretion of redemption premium	(2,301)				(2,301)
Net income (loss)	5,234					5,234
Ending Balance at Jun. 30, 2012	$ 124,771		$ 27	$ (463)	$ 194,593	$ (69,386)
Ending Balance, Shares at Jun. 30, 2012			26,909	(195)